12. DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Deferred Revenue [Abstract]
12. DEFERRED REVENUE

During the year ended December 31, 2014, the Company entered into agreements with various entities for the international distribution rights of a motion picture that was in production. As required by the distribution agreements, the Company received $1,418,368 of deposits for these rights that was recorded as deferred revenue on its condensed consolidated balance sheet. During the year ended December 31, 2016, the Company delivered the motion picture to various international distributors and recorded $1,371,687 of revenue from production from these deposits. As of September 30, 2017 and December 31, 2016, respectively, the Company has a balance of $20,303 and $46,681 as deferred revenue on its condensed consolidated balance sheets.

During the year ended December 31, 2014, the Company entered into agreements with various entities for the international distribution rights of a motion picture that was in production. As required by the distribution agreements, the Company received $1,418,368 of deposits for these rights that was recorded as deferred revenue on its consolidated balance sheet.  During the year ended December 31, 2016, the Company delivered the motion picture to various international distributors and recorded $1,371,687 of revenue from production from these deposits.  As of December 31, 2016 and 2015, the Company recorded $46,681 and $1,418,368 as deferred revenue on its consolidated balance sheets.